Asset Retirement Obligations	12 Months Ended
Dec. 31, 2022
Asset Retirement Obligations
Asset Retirement Obligations

12. Asset Retirement Obligations

The following is a continuity of the Company’s asset retirement obligations:

	December 31, 2022	December 31, 2021
Balance at the beginning of year	$8,993,108	$9,355,422
Accretion expense	264,075	91,982
Impact of hyperinflation	(69,379)	-
Change in estimate	(3,871,334)	(454,296)
Balance at the end of year	$5,316,470	$8,993,108

The Company’s asset retirement obligations (“ARO”) result from its interest in oil and gas assets including well sites. The total ARO is estimated based on the Company’s net ownership interest in all sites, estimated costs to reclaim and abandon these wells and the estimated timing of the costs to be included in future years. The Company estimated the total undiscounted amount required to settle the ARO as at December 31, 2022 is $10.6 million (December 31, 2021 and January 1, 2021 - $10.3 million). The ARO is calculated using an inflation rate of 2.5% (December 31, 2021 and January 1, 2021 – 2.5% ) and discounted using an interest free rate of 3.91% (December 31, 2021 – 1.49%, January 1, 2021 – 0.93%) between 10 and 20 years.

TRILLION ENERGY INTERNATIONAL INC.

Notes to the Consolidated Financial Statements

For the years ended December 31, 2022 and 2021

(Expressed in U.S. dollars)